Segment Information - Summary of Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenues	$ 3,652	$ 532
Company 1 [Member]
Statement Line Items [Line Items]
Revenues	74	74
Company 2 [Member]
Statement Line Items [Line Items]
Revenues	3,560	458
Company 3 [Member]
Statement Line Items [Line Items]
Revenues
Company 4 [Member]
Statement Line Items [Line Items]
Revenues
Company 5 [Member]
Statement Line Items [Line Items]
Revenues	$ 18